Financial results, net (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Finance Income Expense [Abstract]
Schedule of financial results, net
	2018	2017	2016

Interest income	27,205	39,229	19,009
Foreign exchange income	46,167	23,112	18,512
Other financial income	2,909	214	-
Financial income	76,281	62,555	37,521

Interest expense	(96,301)	(115,223)	(118,219)
Foreign exchange loss	(137,601)	(82,333)	(44,895)
Changes in liability for Brazil concessions (Note 22)	(86,331)	(98,122)	(107,408)
Other financial loss	(10,914)	(6,369)	(2,429)
Financial loss	(331,147)	(302,047)	(272,951)

Inflation adjustment	(36,460)	-	-
Inflation adjustment	(36,460)	-	-
Financial results, net	(291,326)	(239,492)	(235,430)